NOTES PAYABLE (10-Q)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
NOTES PAYABLE [Abstract]
NOTES PAYABLE
At June 30, 2011 and December 31, 2010, the Company had $13,303,065 and $10,372,239 of long-term debt outstanding, respectively.

On December 8, 2006, UTG borrowed funds from First Tennessee Bank National Association through execution of an $18,000,000 promissory note.  The note is secured by the pledge of 100% of the common stock of UG.  The promissory note carries a variable rate of interest based on the 3 month LIBOR rate plus 180 basis points.  Interest is payable quarterly.  Principal is payable annually beginning at the end of the second year in five installments of $3,600,000. The loan matures on December 7, 2012.  The Company had no borrowings and has made no principal payments during 2011 to date. At June 30, 2011 the outstanding principal balance on this debt was $6,891,411. The next required principal payment on this debt is due in December of 2011.  In July 2011, the Company repaid $1,270,000 on this note.

In addition to the above promissory note, First Tennessee Bank National Association also provided UTG, Inc. with a $5,000,000 revolving credit note.  During 2011 at the renewal of the note, Management decided to increase the note amount from $2,750,000 to $5,000,000 to provide for additional operating liquidity and flexibility for current operations. This note is for a one-year term and may be renewed by consent of both parties.  The credit note is to provide operating liquidity for UTG, Inc. The promissory note carries a variable rate of interest based on the 90 day LIBOR rate plus 2.75 percentage points, but at no time will the rate be less than 3.25%. The collateral held on the above note also secures this credit note.  During 2011, the Company had borrowings of $380,000 and made $440,000 in principal payments.  At June 30, 2011, the outstanding principal balance on this debt was $230,000.  In July 2011, the outstanding principal balance of $230,000 was paid in full.

On April 6, 2011, UTG was extended a credit note from First National Bank of Tennessee in the amount of $5,000,000.  This note is for a one year term and may be renewed by consent of both parties.  The promissory note carries interest at a rate of 4.0%.  During 2011, the Company had borrowings of $5,000,000 against this note.  The funds from this borrowing were used to purchase an investment.  At June 30, 2011, the outstanding principal balance on this debt was $5,000,000.

In November 2007, UG became a member of the Federal Home Loan Bank (“FHLB”).  This membership allows the Company access to additional credit up to a maximum of 50% of the total assets of UG.  To be a member of the FHLB, the Company was required to purchase shares of common stock of FHLB.  Borrowing capacity is based on 50 times each dollar of stock acquired in FHLB above the “base membership” amount.  The Company’s current LOC with the FHLB is $15,000,000.  During 2011, the Company had repayments of $2,000,000 against this LOC. At June 30, 2011 the Company had no outstanding principal balance attributable to this LOC.

In January 2007, UG became a 51% owner of the newly formed RLF Lexington Properties LLC (“Lexington”). The entity was formed to hold, for investment purposes, certain investment real estate acquired. As part of the purchase price of the real estate owned by Lexington, the seller provided financing through the issuance of five promissory notes of $1,200,000 each totaling $6,000,000. The notes bear interest at the fixed rate of 5%. The notes came due beginning on January 5, 2008, and each January 5 thereafter until 2012 when the final note is repaid.  At June 30, 2011 the outstanding principal balance was $914,505.

On February 7, 2007, HPG Acquisitions (“HPG”), a 74% owned affiliate of the Company, borrowed funds from First National Bank of Midland, through execution of a $373,862 promissory note. The note is secured by real estate owned by HPG. The note bears interest at a fixed rate of 5%. The first payment was due January 15, 2008. There will be 119 regular payments of $3,965 followed by one irregular last payment estimated at $44,125. At June 30, 2011, the outstanding principal balance on this debt was $267,149.

The consolidated scheduled principal reductions on the notes payable for the next five years are as follows:

Year	Amount

2011	$3,857,008
2012	9,235,123
2013	31,586
2014	34,154
2015	36,935

12.      NOTES PAYABLE AND LINES OF CREDIT

At December 31, 2010 and 2009, the Company had $10,372,239 and $14,402,889, respectively, of debt outstanding.

On December 8, 2006, UTG borrowed funds from First Tennessee Bank National Association through execution of an $18,000,000 promissory note.  The note is secured by the pledge of 100% of the common stock of UG.  The promissory note carries a variable rate of interest based on the 3 month LIBOR rate plus 180 basis points.  Interest is payable quarterly.  Principal is payable annually beginning at the end of the second year in five installments of $3,600,000.  The loan matures on December 7, 2012.  The Company made principal payments of $3,600,351 during 2010.  During 2009, no payments were made, as the Company had prepaid the 2009 principal due during 2008.  At December 31, 2010 and 2009, the outstanding principal balance on this debt was $6,891,411 and $10,491,762, respectively.

In addition to the above promissory note, First Tennessee Bank National Association also provided UTG with a $5,000,000 maximum revolving credit note.  During 2010, Management decided that a reduction to a maximum $2,750,000 in this line of credit was more reasonable for current operations.  This note is for a one-year term and may be renewed by consent of both parties.  The credit note is to provide operating liquidity for UTG.  The promissory note carries a variable rate of interest based on the 90-day LIBOR rate plus 2.75 percentage points, but at no time will the rate be less than 3.25%.  The collateral held on the above note also secures this credit note.  UTG had borrowings of $290,000 and $0 against this note during 2010 and 2009, respectively.  At December 31, 2010 and 2009, the outstanding principal balance on this debt was $290,000 and $0, respectively.

On June 1, 2005, UG was extended a $3,300,000 line of credit from the First National Bank of Tennessee.  The LOC was for a one-year term from the date of issue.  The interest rate on the LOC was variable and indexed to be the lowest of the U.S. prime rates as published in the Wall Street Journal, with any interest rate adjustments to be made monthly.  At December 31, 2009, the Company had no outstanding borrowings attributable to this LOC. This LOC was determined to be no longer needed and was discontinued during 2009.

In November 2007, the Company became a member of the Federal Home Loan Bank (FHLB).  This membership allows the Company access to additional credit up to a maximum of 50% of the total assets of UG.  To be a member of the FHLB, UG was required to purchase shares of common stock of FHLB.  Borrowing capacity is based on 50 times each dollar of stock acquired in FHLB above the “base membership” amount.  UG’s current line of credit with the FHLB is $15,000,000.  During 2010, UG had borrowings of $2,000,000 against this line of credit.  During 2009, UG had borrowings of $2,000,000 and repayments of $2,000,000.  At December 31, 2010 and 2009, the outstanding principal balance on this debt was $2,000,000 and $0, respectively, with interest at 0.25% at December 31, 2010.  The outstanding principal balance was repaid in full January 7, 2011.

In January 2007, UG became a 51% owner of the newly formed RLF Lexington Properties LLC (“Lexington”). The entity was formed to hold, for investment purposes, certain investment real estate acquired. As part of the purchase price of the real estate owned by Lexington, the seller provided financing through the issuance of five promissory notes of $1,200,000 each totaling $6,000,000. The notes bear interest at the fixed rate of 5%. The notes came due beginning on January 5, 2008, and each January 5 thereafter until 2012 when the final note is repaid.  At December 31, 2010 and 2009 the outstanding principal balance was $914,505 and $3,600,000, respectively.

On February 7, 2007, HPG Acquisitions (“HPG”), a 74% owned affiliate of the Company, borrowed funds from First National Bank of Midland, through execution of a $373,862 promissory note. The note is secured by real estate owned by the HPG. The note bears interest at a fixed rate of 5%. The first payment was due January 15, 2008. There will be 119 regular payments of $3,965 followed by one irregular last payment estimated at $44,125. HPG made repayments of $34,804 during 2010 and $11,185 during 2009.  At December 31, 2010 and 2009, the outstanding principal balance was $276,323 and $311,127, respectively.

The consolidated scheduled principal reductions on the long-term notes payable for the next five years are as follows:

Year	Amount

2011	$3,627,008
2012	4,235,123
2013	31,586
2014	34,154
2015	36,935